Fair Value (Schedule of Differences between Aggregate Fair Value and Aggregate Remaining Contractual Balance for Long-Term Receivables and Debt Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Receivables Under Resale Agreements [Member]
Remaining aggregate contractual amounts outstanding	¥ 26,000	¥ 31,500
Fair value	26,192	30,832
Fair value over (under) remaining aggregate contractual amounts outstanding	192	(668)
Total Financial Assets [Member}
Remaining aggregate contractual amounts outstanding	26,000	31,500
Fair value	26,192	30,832
Fair value over (under) remaining aggregate contractual amounts outstanding	192	(668)
Long-Term Debt [Member]
Remaining aggregate contractual amounts outstanding	722,752	792,059
Fair value	575,969	615,618
Fair value over (under) remaining aggregate contractual amounts outstanding	(146,783)	(176,441)
Total Financial Liabilities [Member]
Remaining aggregate contractual amounts outstanding	722,752	792,059
Fair value	575,969	615,618
Fair value over (under) remaining aggregate contractual amounts outstanding	¥ (146,783)	¥ (176,441)